Share Plans Narrative (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum ordinary shares to be issued	97		97
Shares issued prior to amendment	52		52
Equity-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit assocation with equity-based compensation arrangements			$ 36,000,000	$ 29,000,000	$ 32,000,000
Excess tax benefit from share-based compensation, financing activities			43,000,000	12,000,000	16,000,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years			4 years 0 months 0 days
Expiration period, years			10 years 0 months 0 days
Unrecognized compensation cost	55,000,000		55,000,000
Weighted-average period of recognition, years			1 year 4 months 7 days
Total intrinsic value of options exercised			119,000,000	81,000,000	86,000,000
Tax benefit realized from employee equity settlement			40,000,000	26,000,000	25,000,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years			4 years 0 months 0 days
Unrecognized compensation cost	49,000,000		49,000,000
Weighted-average period of recognition, years			1 year 5 months 7 days
Tax benefit realized from employee equity settlement			13,000,000	12,000,000	15,000,000
Weighted-average grant date fair value, granted	$ 61.75	$ 58.09	$ 58.16	$ 47.09	$ 45.01
Total fair value of units vested			37,000,000	34,000,000	45,000,000
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years			3 years 0 months 0 days
Unrecognized compensation cost	19,000,000		19,000,000
Weighted-average period of recognition, years			0 years 10 months 7 days
Tax benefit realized from employee equity settlement			38,000,000	8,000,000
Weighted-average grant date fair value, granted	$ 77.38	$ 71.95	$ 72.03	$ 61.09	$ 57.89
Total fair value of units vested			107,000,000	22,000,000
Minimum percentage of ordinary shares receipient of award is entitled to receive			0.00%
Maximum percentage of ordinary shares receipient of award is entitled to receive			200.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum ordinary shares to be issued	5		5
Amount of employee contribution subject to company match			$ 25,000
Additional percentage of the employee's payroll deduction			15.00%
Employee Stock Purchase Plan | Savings Related Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum ordinary shares to be issued	1		1
Vesting period, years			3 years 0 months 0 days
Expiration period, years			3 years 6 months
Percentage of market price at which eligible employees are granted options to purchase shares			85.00%